Note 3 - Segments (Details) - Revenues Based Upon End Application of Product - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Segment Revenue	$ 20,879	$ 18,871	$ 23,261	$ 23,271	$ 36,286	$ 37,011	$ 34,565	$ 26,380	$ 86,282	$ 134,242	$ 112,643
Infrastructure [Member]
Segment Reporting Information [Line Items]
Segment Revenue									39,161	36,199	34,584
Mobile [Member]
Segment Reporting Information [Line Items]
Segment Revenue									$ 47,121	$ 98,043	$ 78,059